Statutory Reserve (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Statutory Reserve [Abstract]
Net profit after income tax percentage	10.00%
Registered capital percentage	50.00%
Registered capital amount		$ 2,663,330	$ 2,663,330